Financial Instruments Risk Management - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 6,749,000	£ 17,225,000	£ 41,912,000	£ 60,264,000
Interest Rate Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 6,700,000	17,200,000
Increase in interest rates	0.50%
Increase in interest income on cash and cash equivalents held on variable and short term fixed rate deposits	£ 14,000	45,000
Currency Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 4,769,000	10,949,000
Percentage of increase in foreign exchange rate	1.00%
Increase (decrease) in financial assets and liabilities in foreign currencies	£ 4,000	£ (74,000)
Credit Risk [Member] | Bottom Of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 85,000